INVESTMENT AND MORTGAGE-BACKED SECURITIES	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
INVESTMENT AND MORTGAGE-BACKED SECURITIES
NOTE B - INVESTMENT AND MORTGAGE-BACKED SECURITIES

The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of investment securities at December 31, 2011 and 2010 are shown below.

	December 31, 2011
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
	(In thousands)
Available for Sale:
U.S. Government agency securities	$117,731	$205	$65	$117,871
Municipal obligations	3,039	160	28	3,171

	$120,770	$365	$93	$121,042

	December 31, 2010
		Estimated	Gross	Gross
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
	(In thousands)
Available for Sale:
U.S. Government agency securities	$88,529	$102	$1,622	$87,009
Municipal obligations	1,545	5	177	1,373

	$90,074	$107	$1,799	$88,382

The amortized cost of investment securities at December 31, 2011 and 2010, by contractual term to maturity, are shown below.

	December 31,
	2011	2010
	(In thousands)

Less than one year	$95,244	$20,997
One to five years	15,954	53,345
Five to ten years	1,325	4,497
More than ten years	8,247	11,235

	$120,770	$90,074

The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of mortgage-backed securities at December 31, 2011 and 2010 are shown below.

	December 31, 2011
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
	(In thousands)

Available for sale:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$1,137	$44	$1	$1,180
Federal National Mortgage Association adjustable-rate participation certificates	2,624	46	4	2,666
Government National Mortgage Association adjustable-rate participation certificates	3,548	93	28	3,613

	$7,309	$183	$33	$7,459

Held to maturity:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$382	$7	$1	$388
Federal National Mortgage Association adjustable-rate participation certificates	410	7	-	417
Government National Mortgage Association adjustable-rate participation certificates	3,375	137	2	3,510

	$4,167	$151	$3	$4,315

	December 31, 2010
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
	(In thousands)
Available for sale:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$723	$13	$-	$736
Federal National Mortgage Association adjustable-rate participation certificates	548	17	-	565
Government National Mortgage Association adjustable-rate participation certificates	2,908	70	-	2,978

	$4,179	$100	$-	$4,279

Held to maturity:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$464	$10	$1	$473
Federal National Mortgage Association adjustable-rate participation certificates	515	7	-	522
Government National Mortgage Association adjustable-rate participation certificates	3,800	121	-	3,921

	$4,779	$138	$1	$4,916

The amortized cost of mortgage-backed securities, including those designated as available for sale, at December 31, 2011 and 2010, by contractual terms to maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may generally prepay obligations without prepayment penalties.

	December 31,
	2011	2010
	(In thousands)

Due in one year or less	$552	$359
Due in one year through five years	2,336	1,543
Due in five years through ten years	3,227	2,199
Due in more than ten years	5,361	4,857

	$11,476	$8,958

The table below indicates the length of time individual securities have been in a continuous unrealized loss position at December 31, 2011 and 2010:

	Less than 12 months			December 31, 2011 12 months or longer			Total
Description of	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
securities	investments	value	holding losses	investments	value	holding losses	investments	value	holding losses
				(Dollars in thousands)
U.S. Government agency securities	7	$34,936	$65	-	$-	$-	7	$34,936	$65
Municipal obligations	-	-	-	1	687	28	1	687	28
Mortgage-backed securities	18	763	35	1	6	1	19	769	36

Total temporarily impaired securities	25	$35,699	$100	2	$693	$29	27	$36,392	$129

	Less than 12 months			December 31, 2010 12 months or longer			Total
Description of	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
securities	investments	value	holding losses	investments	value	holding losses	investments	value	holding losses
				(Dollars in thousands)
U.S. Government agency securities	17	$61,360	$1,622	-	$-	$-	17	$61,360	$1,622
Municipal obligations	-	-	-	2	1,058	177	2	1,058	177
Mortgage-backed securities	-	-	-	1	9	1	1	9	1

Total temporarily impaired securities	17	$61,360	$1,622	3	$1,067	$178	20	$62,427	$1,800

Management does not intend to sell any of the debt securities with an unrealized loss and does not believe that it is more likely than not that it will be required to sell a security in an unrealized loss position prior to a recovery in value.  The fair values are expected to recover as securities approach maturity dates. The Company has evaluated these securities and has determined that the decline in their values is temporary.

All of the Corporation’s agency and mortgage-backed securities are backed by either a U.S. Government agency or government-sponsored agency and are not considered to have credit quality issues and the decline in fair value is due to interest rate changes.

The Corporation’s municipal bond securities have all been rated investment grade or higher by various rating agencies or have been subject to an annual internal review process by management. This annual review process for non-rated securities considers a review of the issuers’ current financial statements, including the related cash flows and interest payments. We concluded that the unrealized loss positions on these securities is a result of the level of market interest rates and not a result of the underlying issuers’ ability to repay.

We do not intend to sell any of the debt securities with an unrealized loss and do not believe that it is more likely than not that we will be required to sell a security in an unrealized loss position prior to a recovery in its value. The fair value of these debt securities is expected to recover as the securities approach maturity. Accordingly, we have not recognized any other-than-temporary impairment in our consolidated statements of income.